Offerings - Offering: 1	Dec. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 46,103,627.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,366.91
Offering Note	(1) Title of each class of securities to which transaction applies: Sotherly Hotels, Inc. (the "Company") common stock, par value $0.01 per share ("Common Stock"). (2) Aggregate number of securities to which transaction applies: As of December 1, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 20,490,501 shares of Common Stock (including 92,000 shares of Common Stock underlying outstanding awards of restricted stock of the Company ("Restricted Stock Awards")). (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated by multiplying 20,490,501 shares of Common Stock (including Restricted Stock Awards) that are exchangeable for cash in the merger by the merger consideration of $2.25 per share to be paid with respect to each share of Common Stock outstanding immediately prior to the merger. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.